Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2023
MAG-K6-NPRT1-0823
1.9893880.104
Common Stocks - 99.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	22,830	2,925,893
Hilton Worldwide Holdings, Inc.	20,761	3,021,764
Yum! Brands, Inc.	22,149	3,068,744
		9,016,401
Specialty Retail - 2.9%
AutoZone, Inc. (a)	1,410	3,515,638
O'Reilly Automotive, Inc. (a)	3,590	3,429,527
		6,945,165
TOTAL CONSUMER DISCRETIONARY		15,961,566
CONSUMER STAPLES - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	9,422	5,072,616
FINANCIALS - 15.9%
Capital Markets - 4.8%
Ares Management Corp.	25,580	2,464,633
Moody's Corp.	11,967	4,161,165
S&P Global, Inc.	11,796	4,728,898
		11,354,696
Financial Services - 6.2%
Fiserv, Inc. (a)	29,283	3,694,050
MasterCard, Inc. Class A	13,637	5,363,432
Visa, Inc. Class A	24,745	5,876,443
		14,933,925
Insurance - 4.9%
Arthur J. Gallagher & Co.	19,309	4,239,677
Marsh & McLennan Companies, Inc.	23,860	4,487,589
Progressive Corp.	22,430	2,969,059
		11,696,325
TOTAL FINANCIALS		37,984,946
HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	62,900	3,402,261
Health Care Providers & Services - 4.5%
Humana, Inc.	8,671	3,877,064
UnitedHealth Group, Inc.	14,298	6,872,191
		10,749,255
Life Sciences Tools & Services - 5.1%
Danaher Corp.	18,712	4,490,880
Mettler-Toledo International, Inc. (a)	2,301	3,018,084
Thermo Fisher Scientific, Inc.	8,872	4,628,966
		12,137,930
Pharmaceuticals - 4.3%
Lilly Eli & Co.	13,410	6,289,022
Zoetis, Inc. Class A	23,097	3,977,534
		10,266,556
TOTAL HEALTH CARE		36,556,002
INDUSTRIALS - 22.0%
Aerospace & Defense - 2.8%
HEICO Corp. Class A	22,512	3,165,187
TransDigm Group, Inc.	4,058	3,628,542
		6,793,729
Commercial Services & Supplies - 4.1%
Cintas Corp.	6,838	3,399,033
Copart, Inc. (a)	37,323	3,404,231
Waste Connections, Inc. (United States)	20,850	2,980,091
		9,783,355
Construction & Engineering - 1.8%
Quanta Services, Inc.	16,133	3,169,328
Willscot Mobile Mini Holdings (a)	22,641	1,082,013
		4,251,341
Electrical Equipment - 4.0%
AMETEK, Inc.	19,477	3,152,937
Eaton Corp. PLC	18,651	3,750,716
Rockwell Automation, Inc.	8,320	2,741,024
		9,644,677
Machinery - 1.3%
Ingersoll Rand, Inc.	47,806	3,124,600
Professional Services - 6.6%
Automatic Data Processing, Inc.	15,341	3,371,798
Equifax, Inc.	14,442	3,398,203
Paychex, Inc.	24,730	2,766,545
TransUnion Holding Co., Inc.	31,400	2,459,562
Verisk Analytics, Inc.	16,136	3,647,220
		15,643,328
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	7,373	3,283,713
TOTAL INDUSTRIALS		52,524,743
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	10,404	3,051,285
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	38,576	3,277,031
CDW Corp.	17,234	3,162,439
		6,439,470
IT Services - 3.2%
Accenture PLC Class A	14,320	4,418,866
Gartner, Inc. (a)	9,112	3,192,025
		7,610,891
Semiconductors & Semiconductor Equipment - 14.3%
Analog Devices, Inc.	19,459	3,790,808
Broadcom, Inc.	5,570	4,831,585
First Solar, Inc. (a)	15,476	2,941,833
KLA Corp.	8,425	4,086,294
Lam Research Corp.	6,602	4,244,162
NVIDIA Corp.	25,017	10,582,691
ON Semiconductor Corp. (a)	40,644	3,844,110
		34,321,483
Software - 12.8%
Cadence Design Systems, Inc. (a)	15,976	3,746,692
Fortinet, Inc. (a)	37,613	2,843,167
Microsoft Corp.	59,834	20,375,868
Synopsys, Inc. (a)	8,613	3,750,186
		30,715,913
TOTAL INFORMATION TECHNOLOGY		82,139,042
MATERIALS - 3.2%
Chemicals - 2.0%
Linde PLC	12,687	4,834,762
Construction Materials - 1.2%
Vulcan Materials Co.	12,833	2,893,072
TOTAL MATERIALS		7,727,834
TOTAL COMMON STOCKS (Cost $173,783,414)		237,966,749

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $1,003,029)	1,002,829	1,003,029

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $174,786,443)	238,969,778
NET OTHER ASSETS (LIABILITIES) - 0.1%	125,498
NET ASSETS - 100.0%	239,095,276

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,390,714	13,625,551	15,013,236	27,312	-	-	1,003,029	0.0%
Total	2,390,714	13,625,551	15,013,236	27,312	-	-	1,003,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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